Schedule of Investment in Partnership (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Business Combinations [Abstract]
Percentage of Ownership	19.00%
Book Equity	$ 19,798	$ 21,236	$ 21,917
Share of Net (Loss)	$ (1,438)	$ (681)